Cover	Jan. 14, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 14, 2020
Entity Registrant Name	Core-Mark Holding Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51515
Entity Tax Identification Number	20-1489747
Entity Address, Address Line One	1500 Solana Boulevard, Suite 3400
Entity Address, Postal Zip Code	76262
Entity Address, City or Town	Westlake,
Entity Address, State or Province	TX
City Area Code	940
Local Phone Number	293-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CORE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001318084